Research and Development incentives receivables	12 Months Ended
Dec. 31, 2019
Research and Development incentives receivables
Research and Development incentives receivables

16. Research and Development incentives receivables

The table below illustrates the R&D incentives receivables related captions in the balance sheet at December 31, 2019, 2018 and 2017:

	December 31,
	2019	2018	2017
	(Euro, in thousands)
Non-current R&D incentives receivables	€93,407	€73,443	€64,001
Current R&D incentives receivables	21,949	11,203	11,782
Total R&D incentives receivables	€115,356	€84,646	€75,783

The R&D incentives receivables are future expected refunds or tax deductions resulting from R&D incentives on research and development expenses in France and Belgium. Non-current R&D incentives receivables are reported at their net present value and are therefore discounted over the period until maturity date.

The table below provides detailed information on the maturity of the non-current R&D incentives receivables reported in our balance sheet at December 31, 2019.

Non-current R&D incentives receivables

	December 31, 2019 Maturity date
	2021	2022	2023	2024	2025-2029	Total
	(Euro, in thousands)
French non-current R&D incentives receivables - discounted value	€9,668	€10,223	€11,913			€31,804
Belgian non-current R&D incentives receivables - discounted value	4,881	5,734	7,534	€10,190	€33,263	61,603
Total non-current R&D incentives receivables - discounted value	€14,549	€15,957	€19,447	€10,190	€33,263	€93,407